Bank Credit Lines, Loan Facilities and Notes - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	May 08, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Amortization of financing costs and debt discount										$ 23,533	$ 16,402	$ 17,749
Drawdown of credit lines and loan facilities										2,317,480	370,000	$ 75,000
Repayments of senior debt										373,000	315,000
Line of credit facility, remaining borrowing capacity						$ 55,000					55,000
Long-term debt at fair value		$ 3,469,200				$ 3,793,500				$ 3,469,200	$ 3,793,500
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.50%
Senior Secured Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										2.00%
Senior Secured Revolving Loan | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.10%
Senior Secured Revolving Loan | Variable rate component one | Base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.45%
Senior Secured Revolving Loan | Variable rate component one | Base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.00%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										1.45%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										1.10%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.85%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.65%
Senior Secured Revolving Loan | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.50%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount														$ 5,515,000
Debt instrument, interest rate (in percent)		6.329%				7.86%				6.329%	7.86%			1.00%
Accelerated charge on repayments		$ 16,900				$ 7,900				$ 16,900	$ 7,900
Senior Secured Term Loan | Senior secured credit facility and senior secured notes
Debt Instrument [Line Items]
Debt discount paid														$ 27,600
Senior Secured Notes (the "2026 Notes")
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 2,000,000
Debt discount paid	6,800
Senior Secured Notes (the "2026 Notes") | Senior Secured Notes (the "2026 Notes")
Debt Instrument [Line Items]
Debt instrument, principal amount														$ 500,000
Debt instrument, interest rate (in percent)		2.875%				2.875%				2.875%	2.875%			2.875%
Senior Secured Notes (the "2026 Notes") | Senior Secured Notes (the "2027 Notes")*
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.809%	5.809%				0.00%				5.809%	0.00%
Debt instrument, discount rate on underwriting (in percent)	0.00250
Senior Secured Notes (the "2026 Notes") | Senior Secured Notes (the "2029 Notes")*
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.849%	5.849%				0.00%				5.849%	0.00%
Debt instrument, discount rate on underwriting (in percent)	0.00350
Senior Secured Notes (the "2026 Notes") | Senior Secured Notes (the "2034 Notes")*
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 500,000
Debt instrument, interest rate (in percent)	6.00%	6.00%				0.00%				6.00%	0.00%
Debt discount paid	$ 500
Debt instrument, discount rate on underwriting (in percent)	0.00450
Debt instrument, redemption price, percentage of principal amount redeemed	99.896%
Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)		0.00%				6.72%				0.00%	6.72%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 500,000	$ 300,000
Drawdown of credit lines and loan facilities		$ 75,000	$ 50,000	$ 143,000	$ 50,000	$ 65,000	$ 75,000	$ 50,000	$ 180,000	$ 318,000	$ 370,000